Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2020
Property Plant And Equipment [Abstract]
Vessels, Net
Vessels	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$348,639	$(5,946)	$342,693
Additions	62,513	—	62,513
Depreciation	—	(9,585)	(9,585)
Balance December 31, 2019	$411,152	$(15,531)	$395,621
Additions/ Transfers to other assets	(696)	—	(696)
Depreciation	—	(5,147)	(5,147)
Balance June 30, 2020	$410,456	$(20,678)	$389,778